Capitalized Commission Assets (Details) - Schedule of capitalized commission assets - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Schedule of capitalized commission assets [Abstract]
Cost	R 413,240	R 346,861
Accumulated amortization	(181,703)	(145,786)
Carrying value	R 231,537	R 201,075